Commitments and Contingencies (Narrative) (Details) (USD $)	1 Months Ended				0 Months Ended		1 Months Ended		12 Months Ended
	Mar. 26, 2012	Jan. 31, 2011	Aug. 28, 2009	Mar. 31, 2009	Mar. 11, 2015	Feb. 09, 2015	Mar. 31, 2015	Mar. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2012	Aug. 22, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingencies [Line Items]
Appeal bond, amount									$ 729,000	$ 729,000	$ 729,000
Liabilities recorded at fair value									1,989,000	2,030,000
Outstanding purchase commitments for inventory components									9,972,000	6,085,000
Rudolph [Member]
Commitments And Contingencies [Line Items]
Litigation awarded value	1,292,000
Damages paid, value		646,000		6,800,000
Attorney fees	71,000
Prejudgment interest paid, amount			1,200,000
Possible range of loss, minimum												0
Possible range of loss, maximum												14,500,000
Rudolph [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Litigation awarded value					15,000,000	14,500,000	15,750,000
Litigation previously awarded value						7,400,000
Damages paid, value						646,000
Appeal bond, amount					7,875,000		7,875,000
Rudolph [Member] | Unspecified Attorney Fees [Member]
Commitments And Contingencies [Line Items]
Amount of claim filed against the company								1,200,000
OCS [Member]
Commitments And Contingencies [Line Items]
Percent of sales derived from research and development, committed amount payable									3.50%
Accrued interest									770,000				648,000	648,000
OCS [Member] | Printar [Member]
Commitments And Contingencies [Line Items]
Grants received including interest accrued									6,029,000	5,810,000			598,000	598,000
Liabilities recorded at fair value									3,670,000	3,303,000
OCS [Member] | Sela Acquisition [Member]
Commitments And Contingencies [Line Items]
Grants received including interest accrued									2,352,000	2,525,000
Liabilities recorded at fair value									$ 60,000	$ 202,000